Note 8 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
8.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company's customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

On August 1, 2017, the Company received a subpoena from the U.S. Securities and Exchange Commission (“SEC”) requesting certain documents and information in connection with offerings made by the Company between February 2017 and August 2017. The Company provided the requested information to the SEC in response to that subpoena. On September 26, 2018 and on October 5, 2018 the Company received two additional subpoenas from the SEC requesting certain documents and information in connection with the previous subpoena the Company received on August 1, 2017. The Company provided the requested information to the SEC in response to these subpoenas. The SEC investigation is ongoing and the Company continues to cooperate with the SEC in its investigation. The Company’s last communication with the SEC was in February 2019. The Company is unable to predict what action, if any, might be taken by the SEC or its staff as a result of this investigation or what impact, if any, the cost of responding to the SEC's investigation or its ultimate outcome might have on the Company's financial position, results of operations or liquidity. Hence the Company has not established any provision for losses relating to this matter.

On August 23, 2017, a purported securities class action complaint was filed in the United States District Court for the Eastern District of New York (No. 2:17-cv-04987(JFB)(SIL)) by Christopher Brady on behalf of himself and all others similarly situated against (among other defendants) the Company and two of its executive officers. The complaint is brought on behalf of an alleged class of those who purchased common stock of the Company between January 17, 2017 and August 22, 2017, and alleges that the Company and two of its executive officers violated Sections 9, 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. On August 24, 2017, a second purported securities class action complaint was filed in the same court against the same defendants (No. 2:17-cv-05016 (JFB)(SIL)) which makes similar allegations and purports to allege violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder. By order dated July 20, 2018, the court consolidated the two actions under docket no. 2:17-cv-04987 and appointed lead plaintiffs for the consolidated action. On September 18, 2018, the plaintiffs filed a consolidated amended complaint. The amended complaint purports to be brought on behalf of shareholders who purchased the common stock of the Company between November 23, 2016 and April 3, 2018, makes allegations similar to those made in the original complaints, seeks similar relief as the original actions, and alleges that some or all the defendants violated sections 9, 10(b), 20(a), and/or 20A of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. All defendants filed motions to dismiss the amended complaint on March 25, 2019. Plaintiffs filed a consolidated opposition to defendants' motions to dismiss on May 24, 2019. Defendants filed replies in further support of the motions to dismiss on June 28, 2019. In a Memorandum Decision and Order dated August 3, 2019, the Court granted defendants' motions to dismiss under Rule 12(b)(6) and denied Plaintiffs' request for leave to amend. On August 7, 2019, the Court entered judgment dismissing the case. Plaintiffs filed a notice of appeal on August 26, 2019. Plaintiffs/appellants filed their opening brief on the appeal on October 25, 2019. Defendants/appellees filed their response briefs on November 26 and November 27, 2019, and plaintiffs/appellants filed their reply brief on December 11, 2019. The Second Circuit Court of Appeals (the “Court of Appeals”) held oral argument on March 10, 2020 and took the matter under advisement. On April 2, 2020, the Court of Appeals issued a summary order affirming the District Court's decision dismissing Plaintiffs' claims and denying leave to amend. The Court of Appeals was scheduled to issue a mandate making the decision effective on April 23, 2020 if Plaintiffs didn’t file a motion for reargument. Due to COVID-19, this deadline was extended to May 7, 2020. The Plaintiffs did not file a motion for reargument and the Second Circuit issued its mandate on May 14, 2020 upholding the decision of the United States District Court for the Eastern District of New York. The Supreme Court has extended the deadline for parties to file cert petitions asking the Court to hear an appeal to 150 days from the date of the lower court judgment. As a result, the deadline for Plaintiffs to file a cert petition with the Supreme Court was August 30, 2020 and since the Plaintiffs did not file a cert petition with the Supreme Court by that date, the case is now officially concluded in the Company’s favor.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Capital Expenditures under the Company’s Newbuilding program:

From May to June 2020 the Company entered into a series of transactions with a number of entities affiliated with Mr. Evangelos J. Pistiolis that led to the purchase of a number of vessels and newbuilding contracts (see Notes 1 and 5). As a result of these transactions, the Company has remaining contractual commitments as of December 31, 2020 for the acquisition of its fleet that are non-recourse to the Company as they are guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, totaling $182,016, including $30,060, $30,060, $30,060, $42,857 and $48,979 pursuant to newbuilding agreements for Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790), Eco Venice Beach (Hull No 2791), Eco West Coast (Hull No 865) and Eco Malibu (Hull No 866) respectively. All of these contractual commitments are payable in 2021.

As of January 6, 2021, pursuant to the sale of the M/T’s Eco Van Nuys (Hull No 2789), Eco Santa Monica (Hull No 2790) and Eco Venice Beach (Hull No 2791) and the purchase of M/T Eco Oceano Ca (Hull No. 871) and 35% interest in M/T’s Julius Caesar (Hull No. 3213) and Legio X Equestris (Hull No. 3214) (see Note 20), the Company had remaining contractual commitments for the acquisition of its fleet that are non-recourse to the Company as they are guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, amounting to $211,171 ($116,434 payable in 2021 and $94,737 payable in 2022). These contractual commitments include $42,857 and $48,979 pursuant to newbuilding agreements of Eco West Coast (Hull No 865) and Eco Malibu (Hull No 866) respectively and another $60,150, $28,035 and $31,150 pursuant to newbuilding agreements of M/T Eco Oceano Ca (Hull No. 871), M/T’s Julius Caesar (Hull No. 3213) and Legio X Equestris (Hull No. 3214) respectively.

Guarantee on performance of loans of the New 2020 Joint Venture

On December 10, 2020, the Company entered into a corporate guarantee agreement with Alpha Bank of Greece in respect of the obligations of its 50% subsidiary California 19 Inc. and California 20 Inc. under the Loan Agreement dated March 12, 2020 for a secured loan facility of $37,660 ($18,830 for each vessel) for the financing of M/T Eco Yosemite Park and M/T Eco Joshua Park (the “Alpha Corporate Guarantee”). The Company assigns no probability of default to said loan agreements and hence has not established any provisions for losses relating to this matter.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.